UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                     ---------

                             UBS Willow Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                             UBS WILLOW FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ..    1
Statement of Operations ................................    2
Statements of Changes in Members' Capital ..............    3
Statement of Cash Flows ................................    4
Financial Highlights ...................................    5
Notes to Financial Statements ..........................    6
Schedule of Portfolio Investments ......................   18

                                                         UBS WILLOW FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in securities, at fair value (cost $89,560,987)                            $ 35,388,023
Cash and cash equivalents                                                                68,788,610
Unrealized appreciation on credit default swaps                                          34,635,414
Collateral deposited with brokers on credit default swaps                                22,605,428
Due from broker                                                                          18,876,258
Interest receivable                                                                         102,557
Investments sold, not settled                                                                19,433
Other assets                                                                                 38,420
                                                                                       ------------
TOTAL ASSETS                                                                            180,454,143
                                                                                       ------------
LIABILITIES
Securities sold, not yet purchased, at fair value (proceeds of sales $13,849,373)        12,896,902
Credit default swap contracts, at fair value (upfront fees $1,700,000)                   26,823,537
Interest payable                                                                            374,855
Professional fees payable                                                                   302,092
Management Fee payable                                                                      129,195
Incentive Allocation payable to Manager                                                      58,152
Administration fee payable                                                                   32,271
Other liabilities                                                                            47,052
                                                                                       ------------
TOTAL LIABILITIES                                                                        40,664,056
                                                                                       ------------
MEMBERS' CAPITAL                                                                       $139,790,087
                                                                                       ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                              $186,898,703
Accumulated net unrealized appreciation/(depreciation) on investments in securities,
   securities sold, not yet purchased and swaps                                         (47,108,616)
                                                                                       ------------
MEMBERS' CAPITAL                                                                       $139,790,087
                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Interest                                                   $     63,858
                                                           ------------
TOTAL INVESTMENT INCOME                                          63,858
                                                           ------------
EXPENSES
Interest                                                        802,430
Management Fee                                                  697,367
Professional fees                                               384,354
Administration fee                                               59,505
Directors' fees                                                  25,136
Printing, insurance and other expenses                          113,995
                                                           ------------
TOTAL EXPENSES                                                2,082,787
                                                           ------------
NET INVESTMENT LOSS                                          (2,018,929)
                                                           ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
   Investments in securities                                (18,228,572)
   Swaps                                                    (14,266,415)
Net change in unrealized appreciation/depreciation on:
   Investments in securities                                 25,481,848
   Securities sold, not yet purchased                          (165,046)
   Swaps                                                     49,924,442
                                                           ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS       42,746,257
                                                           ------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS   $ 40,727,328
                                                           ------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                MANAGER       MEMBERS        TOTAL
                                                              ----------   ------------   ------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                           $  990,672   $250,266,502   $251,257,174
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                   48,786     (1,761,705)    (1,712,919)
   Net realized gain/(loss) from investments in securities,
      securities sold, not yet purchased, swaps and
      foreign currency transactions                             (154,412)   (27,912,440)   (28,066,852)
   Net change in unrealized appreciation/depreciation
      on investments in securities, securities sold, not
      yet purchased and swaps                                   (275,619)   (48,890,110)   (49,165,729)
                                                              ----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                      (381,245)   (78,564,255)   (78,945,500)
                                                              ----------   ------------   ------------
MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' subscriptions                             1,000,000      6,295,000      7,295,000
Members' withdrawals                                                  --    (81,346,969)   (81,346,969)
                                                              ----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                           1,000,000    (75,051,969)   (74,051,969)
                                                              ----------   ------------   ------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                         $1,609,427   $ 96,650,278   $ 98,259,705
                                                              ----------   ------------   ------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                 (244,989)    (1,773,940)    (2,018,929)
   Net realized gain/(loss) from investments in
      securities and swaps                                      (304,668)   (32,190,319)   (32,494,987)
   Net change in unrealized appreciation/depreciation on
      investments in securities, securities sold, not
      yet purchased and swaps                                  1,226,664     74,014,580     75,241,244
Incentive Allocation                                             212,419       (212,419)            --
                                                              ----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                       889,426     39,837,902     40,727,328
                                                              ----------   ------------   ------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                --        893,000        893,000
Manager withdrawals                                              (89,946)            --        (89,946)
                                                              ----------   ------------   ------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS                             (89,946)       893,000        803,054
                                                              ----------   ------------   ------------
MEMBERS' CAPITAL AT JUNE 30, 2010                             $2,408,907   $137,381,180   $139,790,087
                                                              ----------   ------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                    $  40,727,328
Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:
   Purchases of investments                                                      (700,000)
   Proceeds from disposition of investments                                     8,961,779
   Net realized (gain)/loss from investments in securities                     18,228,572
   Net accretion of bond discount and amortization of bond premium                 70,625
   Net change in unrealized appreciation/depreciation on investments
      in securities, securities sold, not yet purchased and swaps             (75,241,244)
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Collateral deposited with brokers on credit default swaps             44,145,826
         Due from broker                                                       (1,966,294)
         Interest receivable                                                        5,054
         Investments sold, not settled                                          2,849,424
         Other assets                                                             (25,633)
      Increase (decrease) in liabilities:
         Administration fee payable                                                  (743)
         Interest payable                                                          (4,513)
         Management Fee payable                                                   (64,639)
         Professional fees payable                                                 83,201
         Other liabilities                                                         31,723
                                                                            -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                      37,100,466
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in
   subscriptions received in advance                                              893,000
Payments on Manager withdrawals, including change in withdrawals payable          (31,794)
Payments on Members' withdrawals, including change in withdrawals payable     (81,271,455)
                                                                            -------------
NET CASH USED IN FINANCING ACTIVITIES                                         (80,410,249)
Net decrease in cash and cash equivalents                                     (43,309,783)
Cash and cash equivalents--beginning of period                                112,098,393
                                                                            -------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                    $  68,788,610
                                                                            -------------
SUPPLEMENTAL CASH FLOWS DISCLOSURE:
   Interest paid                                                            $     806,943
                                                                            -------------

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Manager, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                              PERIOD FROM
                                                JANUARY 1,
                                              2010 TO JUNE                          YEARS ENDED DECEMBER 31,
                                                30, 2010     ----------------------------------------------------------------------
                                              (UNAUDITED)        2009          2008           2007           2006          2005
                                           ----------------- -----------   ------------   ------------   -----------   ------------
Ratio of net investment income (loss) to
   average members' capital(b)                    (3.51%)(a)       (0.84%)         0.51%          2.89%          2.98%         3.64%
Ratio of total expenses to average
   members' capital before Incentive
   Allocation(b)                                   3.62%(a)         2.69%          2.35%          1.67%          2.14%         2.79%
Ratio of total expenses to average
   members' capital after Incentive
   Allocation(b)                                   3.99%(a)         2.69%          2.35%          2.04%          6.92%         4.84%
Portfolio turnover rate                            1.81%           80.81%         43.84%         40.80%         94.81%        83.81%
Total return before Incentive
   Allocation(c)                                  41.23%          (30.98%)       (18.03%)        (9.13%)        31.00%        10.55%
Total return after Incentive Allocation(d)        41.01%          (30.98%)       (18.03%)        (9.13%)        24.80%         8.44%
Members' capital at end of period
   (including the Manager)                 $139,790,087      $98,259,705   $251,257,174   $380,846,748   $476,149,176  $322,313,440

(a)  Annualized.

(b) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Manager.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS Willow Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 1, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return with low volatility by making investments in distressed assets. The Fund pursues its investment objective by investing primarily in debt securities and other obligations and to a lesser extent equity securities of U.S. companies that are experiencing significant financial or business difficulties (collectively, "Distressed Obligations"). The Fund also may invest in Distressed Obligations of foreign issuers and other privately held obligations. The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps. The Fund commenced operations on May 8, 2000.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Willow Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Bond Street Capital, L.L.C. ("Bond Street"). UBSFA is the managing member of the Manager and is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by Bond Street manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. Bond Street is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members once per year, near year-end. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION (CONTINUED)

     or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3--significant unobservable inputs (including the Fund's own assumptions and indicative non-binding broker quotes.)

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended June 30, 2010.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A breakdown of the Fund's portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities and securities sold, not yet purchased that are not listed or admitted to trading on any securities exchange, including bank debt and corporate debt obligations, are valued using "bid" prices for long positions and "ask" prices for short positions from external pricing sources and from reputable dealers or market makers that regularly trade such securities.

     Securities and securities sold, not yet purchased, other than options and warrants, that are listed or admitted to trading on one or more securities exchanges are valued at the last sale price on the principal exchange of trading. If no trade took place, the securities are valued at the closing bid quotation for long positions and at the closing ask quotation for short positions.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Options and warrants that are listed or admitted to trading on one or more exchanges will be valued at the last sale price, if such price is equal to or is between the "bid" and the "ask" prices (otherwise, the mean between the "bid" and "ask" prices will be used), on the principal exchange of trading.

     Options and warrants that are not listed or admitted to trading on an exchange or that are listed on an exchange which does not accurately represent such securities' true value will be valued at the mean between the bid and ask prices provided by a reputable dealer. Options and warrants may be valued according to a valuation model or volatility formula (using inputs such as the price of underlying or reference assets, the terms of the option or warrant position, and the amount of time until exercise) based on volatility levels provided by reputable dealers.

     Open credit default swap agreements are valued using contractual terms, quoted inputs and may be valued by independent valuation models. Related unrealized gains and losses on open credit default swap agreements are recorded on the Statement of Assets, Liabilities and Members' Capital.

     Consistent with its strategy, a significant portion of the Fund's long portfolio ($13,324,818 at June 30, 2010) and short portfolio ($12,757,510 at June 30, 2010) is comprised of relatively illiquid or thinly traded investments that are not actively traded on a recognized security exchange. All of these securities held by the Fund at June 30, 2010 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets. Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available. These securities were valued by the Fund based on indicative prices from at least two pricing sources. Values assigned at June 30, 2010 may differ significantly from values that would have been used had a broader market for the investments existed. Due to these factors, the Fund classifies these securities as Level 3 positions.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the fair value of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its other assets and liabilities,

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     such securities and other assets and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or other assets and liabilities at June 30, 2010.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net realized gain or loss from foreign currency transactions represents net foreign exchange gain or loss from disposition of foreign currencies and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gain or loss from foreign currency translations arise from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates. For securities in default, the Fund writes off any related interest receivable upon default and discontinues accruing interest income and amortizing/accreting the premiums/discounts on such securities. Purchased interest, if any, is added to the cost of the related security upon default.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES

     The Fund has reclassified $2,018,929 and $32,494,987 from accumulated net investment loss and accumulated net realized loss from investments in securities, securities sold, not yet purchased, and swaps respectively, to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates. The investment in the PNC Bank, NA account is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Manager. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Management Fee is paid by UBSFA to Bond Street.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2010 to June 30, 2010, UBS FSI and its affiliates did not execute portfolio transactions on behalf of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Manager, as described above. At the end of the twelve month period following the admission of a Member to the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in members' capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     The Incentive Allocation for the period from January 1, 2010 to June 30, 2010 was $212,419, and has been recorded as a net increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. There was no Incentive Allocation for the year ended December 31, 2009.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

5.   ADMINISTRATION AND CUSTODIAN FEES

     The Custodian of the Fund's assets provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of the PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2010 to June 30, 2010 amounted to $700,000 and $8,961,779, respectively.

     At December 31, 2009, the tax basis of investments was $99,848,183 resulting in accumulated net unrealized depreciation on investments of $76,112,888 which consists of $6,157,676 gross unrealized appreciation and $82,270,564 gross unrealized depreciation. The difference between thebook and tax basis of investments is primarily attributable to book to tax differences for accounting for reorganizations and credit default swaps. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which is maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding at June 30, 2010 or during the period from January 1, 2010 to June 30, 2010.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

8.   DUE FROM BROKER

     The cash due from broker (Goldman Sachs & Co.) is primarily related to securities sold, not yet purchased; its use is therefore restricted. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Certain financial instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities, and Members' Capital. Due to the nature of the Fund's strategy, the Fund's portfolio consists of a high number of relatively illiquid or thinly traded investments having a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Fair value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     The Fund may use a variety of special investment techniques to hedge a portion of its investment portfolio against various risks or other factors that generally affect the values of the securities and for non-hedging purposes to pursue the Fund's investment objective. These techniques may involve the use of derivative transactions, including credit default swaps.

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments, and disclosures of credit-risk-related contingent features in derivative agreements, which are all contained within this note.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     A.   BONDS AND BANK DEBT

     The Fund invests in bonds and bank debt. Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund has no unfunded commitments on investments at June 30, 2010.

     B.   CREDIT DEFAULT SWAPS

     For the period from January 1, 2010 to June 30, 2010, the Fund entered into credit default swaps as a "protection buyer". The credit default swaps entered into by the Fund involve payments of fixed rate amounts on a notional principal amount to a "protection seller" in exchange for agreed upon payment amounts to the Fund by the protection seller if specified credit events occur related to an underlying reference security. A credit event is typically defined as the occurrence of a payment default or the bankruptcy or insolvency of the issuer or guarantor of the reference security. The Fund does not own the underlying reference security.

     The swap agreements provide for net cash settlement in the event of a credit event and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund's borrowing restriction.

     Risks may arise as a result of the failure of the counterparty (protection seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the fair value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities. The Fund currently has significant counterparty risk exposure with Goldman Sachs as of June 30, 2010 due to the volume of credit default contracts where Goldman Sachs is the counterparty. Refer to the Schedule of Portfolio Investments for a detailed listing of the credit default swap agreements listed by counterparty, which indicates the notional amounts and fair values as of June 30, 2010. The gross unrealized gains and losses recognized by the Fund at June 30, 2010 on credit default swaps where Goldman Sachs is the counterparty are $32,678,807 and $(17,183,596), respectively.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     B.   CREDIT DEFAULT SWAPS (CONTINUED)

     Certain of the Fund's credit default swap agreements contain provisions that require the Fund to maintain a predetermined level of members' capital, and/or provide limits regarding the decline in the Fund's members' capital over one-month, three-month and twelve-month periods. If the Fund were to violate such provisions, the counterparties to the credit default swap agreements could request immediate payment or demand immediate collateralization on the credit default swap contracts in net liability positions. As of and for the period ended June 30, 2010, the Fund either maintained the required level of members' capital, the Fund's members' capital did not decline below the limits set forth in the credit default swap agreements or the Fund posted additional collateral to prevent the closing of the credit default swap agreements with counterparties.

     The Fund is required to post cash as collateral with the counterparty pursuant to each counterparty agreement. The Fund has posted $22,605,428 as collateral at June 30, 2010 related to its credit default swap contracts. This amount is recorded as collateral deposited with brokers on credit default swaps on the Statement of Assets, Liabilities and Members' Capital. At June 30, 2010 the Fund is not currently required to post any additional collateral relating to its credit default swap contracts. The accrued expense related to the periodic payments on credit default swaps is reflected as realized and unrealized gain/(loss) in the Statement of Operations.

     Fluctuations in the value of credit default swaps are recorded in net change in unrealized appreciation/depreciation on swaps in the Statement of Operations.

     Please refer to the Schedule of Portfolio Investments for a detailed depiction of the credit default swaps, by counterparty, held as of June 30, 2010.

     The realized and unrealized gain/(loss) on credit default swaps are $(14,266,415) and $49,924,442, respectively, and are separately disclosed on the Statement of Operations. Unrealized appreciation and depreciation on credit default swap contracts is included as unrealized appreciation on credit default swaps and credit default swap contracts at fair value, respectively, on the Statement of Assets, Liabilities and Members' Capital.

     The volume of activity of credit default swaps that is presented in the Schedule of Portfolio Investments is consistent with the derivative activity during the period from January 1, 2010 to June 30, 2010.

                                                         UBS WILLOW FUND, L.L.C.
                                        NOTES TO FINANCIAL STATEMENTS(CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

11.  SUBSEQUENT EVENTS

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                                         UBS WILLOW FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

   PAR ($)                                                                          FAIR VALUE
-------------                                                                      ------------
               INVESTMENTS IN SECURITIES (25.32%)
               CORPORATE BONDS (4.91%)
               AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (4.91%)
    9,143,585  Holley Second Lien Secured Notes Due, 12.50%, 07/15/13 *,(a)        $  6,857,689
                                                                                   ------------
               FUNERAL SERVICES & RELATED ITEMS (0.00%)
    2,000,000  Loewen Group Intl., Inc., 7.50%, 04/15/49 *,(a)                               --
    3,000,000  Loewen Group Intl., Inc., 7.20%, 04/15/49 *,(a)                               --
                                                                                   ------------
                                                                                             --
                                                                                   ------------
               TOTAL CORPORATE BONDS (Cost $13,135,609)                               6,857,689
                                                                                   ------------
               BANK LOANS (1.56%)
    6,183,258  Collins & Aikman Product Co., Supplemental Revolving Credit
               Facility, 0.00%, 08/31/09 *                                               61,833
   38,640,418  Collins & Aikman Products Co., Litigation Trust, 0.00% *                 663,456
   10,405,406  Collins & Aikman Products Co., Revolver Liquidation Trust,
               0.00%, 08/31/11 *                                                        104,054
   12,051,753  Collins & Aikman Products Co., Term B-1 Loan, 0.00%, 08/31/11 *          120,518
   1,176,000   Le Nature Exit Loan (Libor+300), 3.50%, 07/23/13 *                     1,234,800
                                                                                   ------------
               TOTAL BANK LOANS (Cost $1,176,001)                                     2,184,661
                                                                                   ------------

    SHARES
-------------
               COMMON STOCK (15.30%)
               AGRICULTURAL CHEMICALS (5.17%)
      875,246  Phosphate Holdings, Inc. *                                             7,220,780
                                                                                   ------------
               AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (3.06%)
    1,372,129  Holley Performance Products, Inc. *                                           --
    3,251,684  International Automotive Components Group North America, LLC *         4,282,468
                                                                                   ------------
                                                                                      4,282,468
                                                                                   ------------
               METAL - ALUMINUM (7.06%)
    3,134,065  Ormet Corp. *                                                          9,872,305
                                                                                   ------------
               WIRELESS EQUIPMENT (0.01%)
          435  USA Mobility, Inc. *                                                       5,620
                                                                                   ------------
               TOTAL COMMON STOCK (Cost $63,972,572)                                 21,381,173
                                                                                   ------------
               EXCHANGE TRADED FUNDS (3.55%)
               INDEXES (3.55%)
      150,000  Ultrashort Financials Proshares *                                      3,504,000
       50,000  Ultrashort Real Estate Proshares *                                     1,460,500
                                                                                   ------------
                                                                                      4,964,500
                                                                                   ------------
               TOTAL EXCHANGE TRADED FUNDS (Cost $11,276,805)                         4,964,500
                                                                                   ------------
               TOTAL INVESTMENTS IN SECURITIES (Cost $89,560,987)                    35,388,023
                                                                                   ------------
               SECURITIES SOLD, NOT YET PURCHASED ((9.23)%)
               COMMON STOCK SOLD, NOT YET PURCHASED ((0.10)%)
               FINANCIAL (BANK & TRUST) ((0.10)%)
     (193,600) Pacific Capital Bancorp *                                               (139,392)
                                                                                   ------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

    SHARES                                                                          FAIR VALUE
-------------                                                                      ------------
               COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
               TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of
               Sales $(2,924,443))                                                 $   (139,392)
                                                                                   ------------

   PAR ($)
-------------
               CORPORATE BONDS SOLD, NOT YET PURCHASED ((9.13)%)
               CONSUMER PRODUCTS - MISCELLANEOUS ((4.77)%)
   (6,500,000) Yankee Candle Co., Inc., 9.75%, 02/15/17 (Callable 02/15/12 @
               $104.88)                                                              (6,662,500)
                                                                                   ------------
               HOME FURNISHINGS ((2.17)%)
   (3,000,000) Sealy Mattress Co., 8.25%, 06/15/14 (Callable 06/15/10 $102.75)       (3,030,000)
                                                                                   ------------
               RETAIL - AUTOMOBILE ((2.19)%)
   (3,000,000) Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%,
               08/15/13 (Callable 08/15/10 @ $101.44)                                (3,065,010)
                                                                                   ------------
               TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Proceeds of
               Sales $(10,924,930))                                                 (12,757,510)
                                                                                   ------------
               TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of
               Sales $(13,849,373))                                                 (12,896,902)
                                                                                   ------------

   NOTIONAL
  AMOUNT ($)
-------------
               DERIVATIVE CONTRACTS (5.59%)
               CREDIT DEFAULT SWAPS (5.59%)
2,005,000,000  Purchased Contracts                                                    7,811,877
                                                                                   ------------
               TOTAL CREDIT DEFAULT SWAPS (Upfront fees paid $1,700,000)              7,811,877
                                                                                   ------------
               TOTAL DERIVATIVE CONTRACTS (Upfront fees paid $1,700,000)              7,811,877
                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND
DERIVATIVE CONTRACTS -- 21.68%                                                       30,302,998
                                                                                   ------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 78.32%                               109,487,089
                                                                                   ------------
TOTAL MEMBERS' CAPITAL -- 100.00%                                                  $139,790,087
                                                                                   ============

Percentages shown represent a percentage of members' capital as of June 30, 2010.

*    Non-income producing security.

(a)  Security is in default.

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

CREDIT DEFAULT SWAPS

                                                    INTEREST   MATURITY      NOTIONAL        UPFRONT                  % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION             RATE       DATE         AMOUNT        FEES PAID    FAIR VALUE    ASSETS
-----------------------------------------           --------   --------   --------------   ----------   -----------   --------
PURCHASED CONTRACTS:
BANK OF AMERICA
   Centex Corp., 5.25%, 6/15/15                       2.87     12/20/12   $   10,000,000   $       --   $  (388,496)   (0.28)
   Lennar Corp., 6.50%,  4/15/16                      5.40     06/20/14       10,000,000           --      (326,714)   (0.23)
   Limited Brands, Inc., 6.125%, 12/1/12              3.70     09/20/13       10,000,000           --      (657,477)   (0.47)
   Macy's Inc., 7.45%, 7/15/17                        2.98     09/20/13       10,000,000           --      (457,087)   (0.33)
   Mattel Inc., 7.25%, 7/9/12                         0.87     12/20/12       10,000,000           --       149,546     0.11
   National Rural Utilities Corp., 8.00%, 3/01/32     1.85     09/20/13        5,000,000           --       (10,415)   (0.01)
   Toll Brothers Inc., 6.875%, 11/15/12               2.50     12/20/12        5,000,000           --      (122,326)   (0.09)
GOLDMAN SACHS
   Aramark Corp., 8.50%, 02/01/15                     6.15     03/20/12       10,000,000           --      (418,027)   (0.30)
   Bank of America Corp., 6.00%, 1/24/18              2.80     12/20/13       10,000,000           --      (475,967)   (0.34)
   Bank of America Corp., 6.00%, 1/24/18              3.50     12/20/13       20,000,000           --    (1,421,938)   (1.02)
   Bank of America Corp., 6.25%, 4/15/12              0.92     06/20/13       20,000,000           --       235,967     0.17
   Federal Republic of Germany 6.00%, 6/20/16         0.13     09/20/18       50,000,000           --     1,294,363     0.93
   Federal Republic of Germany 6.00%, 6/20/16         0.13     09/20/18      100,000,000           --     2,588,726     1.85
   Federal Republic of Germany 6.00%, 6/20/16         0.10     12/20/13      200,000,000           --     1,693,583     1.21
   French Republic 4.25%, 4/25/19                     0.16     12/20/13      100,000,000           --     2,172,095     1.55
   French Republic 4.25%, 4/25/19                     0.39     12/20/13      100,000,000           --     1,387,854     0.99
   Kingdom of Sweden 3.875%, 12/29/09                 0.60     12/20/13       50,000,000           --      (449,214)   (0.32)
   Kingdom of Sweden 3.875%, 12/29/09                 1.02     03/20/14       50,000,000           --    (1,230,487)   (0.88)
   Loews Corp., 5.25%, 3/15/16                        1.00     12/20/13       10,000,000           --        83,243     0.06
   Loews Corp., 5.25%, 3/15/16                        0.95     12/20/13       65,000,000           --       650,671     0.47
   Loews Corp., 5.25%, 3/15/16                        0.98     12/20/13       10,000,000           --        89,987     0.06
   Loews Corp., 5.25%, 3/15/16                        1.05     12/20/13       10,000,000           --        66,384     0.05
   Macy's Inc., 6.625%, 4/01/11                       2.55     03/20/13       10,000,000           --      (284,488)   (0.20)
   National Rural Utilities Corp., 8.00%, 3/01/32     1.17     12/20/13       10,000,000           --       282,219     0.20
   Pulte Homes 5.25%, 1/15/14                         4.05     12/20/13       20,000,000           --    (1,023,374)   (0.73)
   Pulte Homes 5.25%, 1/15/14                         3.00     12/20/13       10,000,000           --      (168,522)   (0.12)
   RadioShack Corp., 7.375%, 5/15/11                  2.32     06/20/16       50,000,000           --     2,311,590     1.65
   Republic of Austria 5.25%, 1/04/11                 0.84     12/20/18       50,000,000           --       271,738     0.20
   Republic of Austria 5.25%, 1/04/11                 2.45     03/20/14       25,000,000           --    (1,501,388)   (1.07)
   Republic of Ireland                                0.76     12/20/13       50,000,000           --     3,130,357     2.24
   Republic of Italy 6.875%, 9/27/23                  1.66     03/20/14       25,000,000           --       133,293     0.10
   Republic of Italy 6.875%, 9/27/23                  1.84     03/20/14       25,000,000           --       (24,957)   (0.02)
   Republic of Italy 6.875%, 9/27/23                  1.52     06/20/14       50,000,000           --       557,867     0.40
   Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13     5.00     06/20/12       20,000,000    1,700,000      (416,201)   (0.30)
   Southwest 5.25%, 10/01/14                          2.15     12/20/11       20,000,000           --      (415,891)   (0.30)
   Southwest 5.25%, 10/01/14                          2.20     12/20/13       10,000,000           --      (333,072)   (0.24)
   Spain 5.50%, 7/30/16                               0.76     12/20/13       50,000,000           --     3,186,846     2.28
   Spain 5.50%, 7/30/17                               1.08     12/20/13       50,000,000           --     2,673,836     1.91
   Spain 5.50%, 7/30/17                               1.24     03/20/14       50,000,000           --     2,523,249     1.81
   State of Florida 5.00%, 6/01/15                    0.46     09/20/18       15,000,000           --     1,322,071     0.95
   State of Georgia 3.00%, 4/01/27                    0.49     12/20/18       40,000,000           --     1,542,454     1.10
   State of Mississippi                               0.50     09/20/18       15,000,000           --       532,699     0.38
   State of North Carolina 5.00%, 3/01/20             0.21     09/20/18       65,000,000           --     3,596,723     2.57
   State of North Carolina 5.00%, 3/01/20             0.24     09/20/18        5,000,000           --       266,732     0.19
   Swiss Confederation                                1.79     03/20/14       50,000,000           --    (2,491,256)   (1.78)
   The Boeing Co., 8.75%, 8/15/21                     1.75     03/20/14       10,000,000           --      (431,922)   (0.31)
   UKT 4.25%, 6/07/32                                 1.17     12/20/13       50,000,000           --      (980,106)   (0.70)
   UKT 4.25%, 6/07/32                                 1.15     12/20/13       50,000,000           --      (945,772)   (0.68)
   UKT 4.25%, 6/07/32                                 0.55     12/20/13       50,000,000           --        84,260     0.06
   United Mexican States 5.875%, 1/15/14              3.90     04/20/14       10,000,000           --    (1,069,187)   (0.76)
   United Mexican States 7.50%, 4/08/33               3.95     04/20/14        5,000,000           --      (544,255)   (0.39)
   United Mexican States 7.50%, 4/08/33               3.60     02/20/14       15,000,000           --    (1,476,792)   (1.06)
   United Mexican States 7.50%, 4/08/33               3.93     04/20/14       10,000,000           --    (1,080,780)   (0.77)

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

CREDIT DEFAULT SWAPS (CONTINUED)

                                                    INTEREST   MATURITY      NOTIONAL        UPFRONT                  % OF NET
SWAP COUNTERPARTY & REFERENCED OBLIGATION             RATE       DATE         AMOUNT        FEES PAID    FAIR VALUE    ASSETS
-----------------------------------------           --------   --------   --------------   ----------   -----------   --------
PURCHASED CONTRACTS (CONTINUED):
JP MORGAN
   Bank of America Corp.                              2.10     06/20/13       10,000,000           --      (246,284)   (0.18)
   Limited Brands, Inc.                               3.45     09/20/13       10,000,000           --      (598,869)   (0.43)
   Macy's, Inc., 7.45%,  7/15/17                      3.00     09/20/13   $   10,000,000   $       --   $  (451,970)   (0.32)
MERRILL LYNCH
   Centex Corp., 5.25%, 6/15/15                       5.40     12/20/13   $   10,000,000   $       --   $(1,326,639)   (0.95)
   Centex Corp., 5.25%, 6/15/15                       5.33     12/20/13       20,000,000           --    (2,602,954)   (1.86)
   Centex Corp., 5.25%, 6/15/15                       3.54     06/20/13       10,000,000           --      (634,711)   (0.45)
   Lennar Corp., 5.95%, 3/1/13                        4.58     12/20/12       10,000,000           --      (202,429)   (0.15)
   Lennar Corp., 5.95%, 3/1/13                        3.10     12/20/12       10,000,000           --       144,732     0.10
   Masco Corp., 5.875%, 7/15/12                       0.94     12/20/12       10,000,000           --       219,032     0.16
   National Rural Utilities Corp., 7.25%, 3/01/12     0.45     03/20/13       10,000,000           --       324,004     0.23
   National Rural Utilities Corp., 8.00%, 3/01/32     0.63     03/20/13       10,000,000           --       276,086     0.20
   National Rural Utilities Corp., 8.00%, 3/01/32     0.76     03/20/13       20,000,000           --       482,959     0.34
   National Rural Utilities Corp., 8.00%, 3/01/32     1.30     12/20/13       10,000,000           --       179,144     0.13
   Pulte Homes 5.25%, 1/15/14                         4.00     12/20/13       10,000,000           --      (444,451)   (0.32)
   Pulte Homes 5.25%, 1/15/14                         3.85     12/20/13       10,000,000           --      (395,617)   (0.28)
   Southwest Airlines Co., 5.25%, 10/1/14             0.57     12/20/12       20,000,000           --       181,104     0.13
   Toll Brothers Inc.,  6.875%, 11/15/12              3.20     12/20/13       10,000,000           --      (502,858)   (0.36)
   Toll Brothers Inc., 6.875%, 11/15/12               2.55     12/20/12        5,000,000           --      (128,555)   (0.09)
MORGAN STANLEY
   Limited Brands, Inc., 6.125%, 12/1/12              1.82     12/20/12       10,000,000           --      (122,119)   (0.09)
   Macy's Inc., 6.625%, 4/1/11                        1.50     12/20/12       10,000,000           --       (19,970)   (0.01)
                                                                          --------------   ----------   -----------    -----
Total Credit Default Swaps                                                $2,005,000,000   $1,700,000   $ 7,811,877     5.59%
                                                                          ==============   ==========   ===========    =====

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                            TOTAL FAIR
                                             VALUE AT
DESCRIPTION                                JUNE 30, 2010     LEVEL 1       LEVEL 2       LEVEL 3
-----------                                -------------   -----------   -----------   -----------
Investments in Securities
   Corporate Bonds
      Automotive/Truck Parts & Equipment    $ 6,857,689    $        --   $        --   $ 6,857,689
      Funeral Services & Related Items               --             --            --            --
                                            -----------    -----------   -----------   -----------
   TOTAL CORPORATE BONDS                      6,857,689             --            --     6,857,689
                                            -----------    -----------   -----------   -----------
   Bank Loans                                 2,184,661             --            --     2,184,661
   Common Stock
      Agricultural Chemicals                  7,220,780      7,220,780            --            --
      Automotive/Truck Parts & Equipment      4,282,468             --            --     4,282,468
      Metal - Aluminum                        9,872,305      9,872,305            --            --
      Wireless Equipment                          5,620          5,620            --            --
                                            -----------    -----------   -----------   -----------
   TOTAL COMMON STOCK                        21,381,173     17,098,705            --     4,282,468
                                            -----------    -----------   -----------   -----------
   Exchange Traded Funds
      Indexes                                 4,964,500      4,964,500            --            --
                                            -----------    -----------   -----------   -----------
   TOTAL EXCHANGE TRADED FUNDS                4,964,500      4,964,500            --            --
                                            -----------    -----------   -----------   -----------
TOTAL INVESTMENTS IN SECURITIES             $35,388,023    $22,063,205   $        --   $13,324,818
Derivative Contracts
   Credit Default Swaps                      34,635,414             --    34,635,414            --
                                            -----------    -----------   -----------   -----------
TOTAL DERIVATIVE CONTRACTS                  $34,635,414    $        --   $34,635,414   $        --
                                            ===========    ===========   ===========   ===========
TOTAL ASSETS                                $70,023,437    $22,063,205   $34,635,414   $13,324,818
                                            -----------    -----------   -----------   -----------


LIABILITIES TABLE

                                                    TOTAL FAIR
                                                      VALUE AT
DESCRIPTION                                        JUNE 30, 2010     LEVEL 1      LEVEL 2       LEVEL 3
-----------                                        -------------   ---------   ------------   ------------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Financial (Bank & Trust)                     $   (139,392)   $(139,392)  $         --   $         --
                                                   ------------    ---------   ------------   ------------
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED          (139,392)    (139,392)            --             --
                                                   ------------    ---------   ------------   ------------
   Corporate Bonds Sold, Not Yet Purchased
      Consumer Products - Miscellaneous              (6,662,500)          --             --     (6,662,500)
      Home Furnishings                               (3,030,000)          --             --     (3,030,000)
      Retail - Automobile                            (3,065,010)          --             --     (3,065,010)
                                                   ------------    ---------   ------------   ------------
   TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED    (12,757,510)          --             --    (12,757,510)
                                                   ------------    ---------   ------------   ------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED           $(12,896,902)   $(139,392)  $         --   $(12,757,510)
                                                   ------------    ---------   ------------   ------------
Derivative Contracts
   Credit Default Swaps                             (26,823,537)          --    (26,823,537)            --
                                                   ------------    ---------   ------------   ------------
TOTAL DERIVATIVE CONTRACTS                         $(26,823,537)   $      --   $(26,823,537)  $         --
                                                   ------------    ---------   ------------   ------------
TOTAL LIABILITIES                                  $(39,720,439)   $(139,392)  $(26,823,537)  $(12,757,510)
                                                   ------------    ---------   ------------   ------------

     The preceding notes are an integral part of these financial statements.

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3) were used in determining fair value:

ASSETS:

                                                                               Change in
                                                     Accrued                   unrealized      Net    Transfers in
                                    Balance as of   discounts Realized gain/ appreciation/ purchases/ and/or out of Balance as of
DESCRIPTION                       December 31, 2009 /premiums    (loss)       depreciation  (sales)      Level 3    June 30, 2010
-----------                       ----------------- --------- -------------- ------------- ---------- ------------- -------------
INVESTMENTS IN SECURITIES
   CORPORATE BONDS
   Automotive/Truck Parts &
   Equipment                          $7,299,598       $--     $         --   $  (441,909)    $--         $--         $6,857,689
   Oil Companies - Exploration &
      Production                              --        --      (17,027,657)   17,027,657      --          --                 --
                                      ----------       ---     ------------   -----------     ---         ---         ----------
   TOTAL CORPORATE BONDS                      --        --      (17,027,657)   17,027,657      --          --                 --
   BANK LOANS
   Bank Loans                          2,170,683        --             --          13,978      --          --          2,184,661
                                      ----------       ---     ------------   -----------     ---         ---         ----------
   TOTAL BANK LOANS                    2,170,683        --             --          13,978      --          --          2,184,661
   COMMON STOCKS
   Automotive (Parts &
   Equipment)                             32,517        --             --       4,249,951      --          --          4,282,468
                                      ----------       ---     ------------   -----------     ---         ---         ----------
   TOTAL COMMON STOCKS                    32,517        --             --       4,249,951      --          --          4,282,468
                                      ----------       ---     ------------   -----------     ---         ---         ----------
   ENDING BALANCE                     $2,203,200       $--     $(17,027,657)  $21,291,586     $--         $--         $6,467,129
                                      ==========       ===     ============   ===========     ===         ===         ==========


LIABILITIES:

                                                                 Change in
                                             Accrued  Realized   unrealized     Net     Transfers in
                           Balance as of   discounts/   gain/  appreciation/ purchases/ and/or out of Balance as of
DESCRIPTION              December 31, 2009  premiums    loss)   depreciation  (sales)      Level 3    June 30, 2010
-----------              ----------------- ---------- -------- ------------- ---------- ------------- -------------
SECURITIES SOLD, NOT YET
   PURCHASED
   CORPORATE BONDS
   Consumer Products -
   Miscellaneous           $ (6,440,395)    $(60,710)    $--     $(161,395)     $--         $--       $ (6,662,500)
   Home Furnishing           (3,002,490)      (3,813)     --       (23,697)      --          --         (3,030,000)
   Retail - Automobile       (3,032,490)      (6,102)     --       (26,418)      --          --         (3,065,010)
                           ------------     --------     ---     ---------      ---         ---       ------------
   TOTAL CORPORATE BONDS    (12,475,375)     (70,625)     --      (211,510)      --          --        (12,757,510)
                           ------------     --------     ---     ---------      ---         ---       ------------
   ENDING BALANCE          $(12,475,375)    $(70,625)    $--     $(211,510)     $--         $--       $(12,757,510)
                           ============     ========     ===     =========      ===         ===       ============

Net change in unrealized appreciation/(depreciation) on Level 3 assets and liabilities still held as of June 30, 2010 is $3,610,510.

     The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Willow Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.